8. BUSINESS ACQUISITION AND DISPOSAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition And Disposal Tables
Purchase price terms

This area is currently producing oil and natural gas from three wells, with the remainder of the acreage is under development. The purchase price terms were:

Cash paid at closing	$1,500,000
Loan payable	1,000,000	(1)
Series A Preferred Stock issued	1,250,000	(2)
Total purchase price	$3,750,000

Allocation of the aggregate purchase price

The following table summarizes the allocation of the aggregate contribution as follows:

Asset:	Valuation
Tangible equipment	$147,000
Proved oil and gas reserves	2,958,936
Unproved oil and gas leaseholds	629,050
Total	$3,734,986

Pro Forma results of the White Hawk acquisition
				For the Year Ended December 31, 2011
	PEDEVCO	E&P-2	Combined (1)	PEDEVCO	E&P-2	Combined
	For the twelve months ending December 31, 2012	For the period from January 1, 2012 to March 29, 2012
Revenue	$503,153	$266,867	$770,020	$-	$384,116	$384,116
Lease operating costs	$(281,103)	$(44,099)	$(325,202)	-	$(41,422)	$(41,422)
Net loss	$(12,013,011)	$222,768	$(11,790,243)	$(763,677)	$342,694	$(420,983)
Net loss per common share	$(0.65)	$0.02	$(0.63)	$(0.06)	$0.03	$(0.03)
	(1.94)	0.06	(1.88)	(0.18)	0.09	(0.09)

Sale price consideration

The sale price consideration for the White Hawk Sale by the affiliate of MIE Holdings was $1,939,082 million as follows:

Cash received at closing	$500,000
Cash received on June 29, 2012	500,000
Payment to Excellong E&P-2	1,000,000	(1)
Total cash consideration	$2,000,000

Less: fair value of warrants issued at $3.75 per share	$(1,586	)(2)
Less: fair value of warrants issued at $4.50 per share	(1,000	)(2)
Less: purchase price adjustment for net field income activity for March 2012 through sale date	(58,332	)(3)
Total sale price	$1,939,082

Allocation of the aggregate sale price	The following table summarizes the allocation of the aggregate sale price as follows:
Asset:	Valuation
Tangible equipment	$76,015
Proved oil and gas reserves	1,863,067
Total	$1,939,082